Subsequent Events	3 Months Ended
Sep. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18. SUBSEQUENT EVENTS

In accordance with ASC 855-10-50 the company lists events which are deemed to have a determinable significant effect on the balance sheet at the time of occurrence or on the future operations, and without disclosure of it, the financial statements would be misleading.

On July 17, 2023, the Company issued to Sky Holdings Ltd. 300,000 shares of our common stock with a grant-date and fair value of the award as of June 16, 2023, at $0.42 pursuant to a share purchase agreement signed on June 16, 2023. $500,000 was transferred to Quality International as tranche payment 2.2 of the amended purchase agreement filed as an exhibit with this S-1.

On July 31, 2023, the shareholders of Quality International and the company entered into an amendment to the QI purchase agreement to revise the payment schedule for the purchase price for the shares. The agreement has been filed as an exhibit with this registration statement.

We considered making an acquisition in Petro Line, however, the acquisition never materialized. On January 27, 2023, we entered into the Petro Line Share Purchase Agreement, to acquire 51% of Petro Line FZ-LLC. The acquisition never materialized after a fire at a Petro Line factory. An investigation into the fire’s impact led us to subsequently terminate the Petro Line Share Purchase Agreement on July 31, 2023, and no payments to Petro Line were made.

On July 27, 2023, our Company, as a co-borrower, borrowed from Mahavir Investments Limited, the principal amount of $3,000,000 (the “Mahavir Loan”). The Mahavir Loan bears interest at 20% per annum and is payable in nine tranches. We have the right to prepay the Mahavir Loan at any time. The loan matures on April 30, 2024. The $3,000,000 was paid to Quality International as tranche payment 2.3 of the amended purchase agreement filed as an exhibit with this S-1.

On July 31, 2023, the Company issued to 1800 Diagonal Lending Ltd. a promissory note in the principal amount of $174,867 (the “Diagonal Lending Note”). The Diagonal Lending Note had a one-time interest amount of $22,732. The Company will prepay the Diagonal Lending Note in nine monthly payments each in the amount of $21,955.45. The promissory note matures on February 28, 2024, with a total payback to the Holder of $197,599. All principal on the Diagonal Lending Note is convertible into shares of our common stock in the event of default with a conversion price of 65% multiplied by the lowest Trading Price for the Common Stock during the ten (10) Trading Days prior to the Conversion Date.

On August 15, 2023, the Company issued to 1800 Diagonal Lending Ltd. a promissory note in the principal amount of $118,367 (the “Diagonal Lending Note”). The Diagonal Lending Note had a one-time interest amount of $15,387.71. The Company will prepay the Diagonal Lending Note in nine monthly payments each in the amount of $14,861.64. The promissory note matures on May 30, 2024, with a total payback to the Holder of $133,754.71 All principal on the Diagonal Lending Note is convertible into shares of our common stock in the event of default with a conversion price of 65% multiplied by the lowest Trading Price for the Common Stock during the ten (10) Trading Days prior to the Conversion Date.

On August 25, 2023, the Company issued to Artelliq Software Trading 6,410,971 shares of our common stock for $2,000,000 pursuant to a share purchase and buy back agreement signed on August 21, 2023. The $2,000,000 was paid to Quality International as tranche payment 2.2 of the amended purchase agreement filed as an exhibit with this S-1.

On September 15, 2023, the Company issued to Nicolas Link 2,000,000 shares of our common stock pursuant to his employee contract with a grant-date and fair market value of $0.27.

On September 15, 2023, the Company issued to John-Paul Backwell 2,000,000 shares of our common stock, pursuant to his employee contract, with a grant-date and fair market value of $0.27.

On September 15, 2023, the Company issued to Carsten Kjems Falk 1,250,000 shares of our common stock, pursuant to his employee contract, with a grant-date and fair market value of $0.27.

On September 15, 2023, the Company issued to Louise Bennett 350,000 shares of our common stock, pursuant to her employee contract, with a grant-date and fair market value of $0.27.

On November 14, 2023, the Company signed an employment contract with Nicolas Link effective as of July 1, 2023. The employment contract has been filed as an exhibit to this registration statement.

On November 14, 2023, the Company signed an employment contract with John-Paul Backwell effective as of July 1, 2023. The employment contract has been filed as an exhibit to this registration statement.

On November 14, 2023, the Company signed an employment contract with Carsten Kjems Falk effective as of July 1, 2023. The employment contract has been filed as an exhibit to this registration statement.

On November 14, 2023, the Company signed an employment contract with Louise Bennett effective as of July 1, 2023. The employment contract has been filed as an exhibit to this registration statement.